Insurance Contracts - Insurance Contract Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	$ (147,269)	$ (135,669)
Reinsurance contracts held that are assets	6,318	5,794
Reinsurance contract held liabilities	1,825	1,623
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(146,914)	(135,485)	$ (131,219)
Insurance | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	(146,914)	(135,485)	(131,219)
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	4,493	4,171	4,512
Reinsurance contracts held | non-PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net insurance contract liability (asset)	4,493	4,171	$ 4,512
Non Backed Investments
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities	$ (325)	$ (105)